LONG-TERM PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Capital Leased Assets
	As of December 31,
	2016	2017
	RMB	RMB

Equipment	159,980,000	824,892,821
Less: accumulated depreciation	(11,440,625)	(44,196,469)
Net Value	148,539,375	780,696,352

Schedule of Future Minimum Lease Payments for Capital Leases

Year ending December 31,	RMB
Year ended December 31,
2018	253,950,938
2019	253,950,938
2020	192,004,684
2021	124,790,399
Total minimum lease payments	824,696,959
Less: Amount representing interest	(58,828,954)
Present value of net minimum lease payments	765,868,005
Current portion	227,457,961
Non-current portion	538,410,044